united states
                       securities and exchange commission
                             washington, d.c. 20549

                                   form n-csr

              certified shareholder report of registered management
                              investment companies

Investment Company Act file number  033-96826
                                   ---------------------------------------------

                                Ameriprime Funds
--------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

___________431 N. Pennsylvania St.______46204___________________________________
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn,
Unified Fund Services, 431 N. Pennsylvania Street, Indianapolis, IN 46204
--------------------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   7/31
                        --------------------

Date of reporting period:  1/31
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

                                     Dobson
                                Covered Call Fund

                               Semi-annual Report

                                January 31, 2004
                                   (Unaudited)




                                  Fund Advisor:

                         Dobson Capital Management, Inc.
                             1422 S. Van Ness Street
                               Santa Ana, CA 92707

                      Toll Free 877-2-DOBSON (877-236-2766)

March 1, 2004


Dear Fellow Shareholders:

We are pleased to present the semi-annual report of the Dobson Covered Call Fund (DBCCX) as of 01/31/04.

We would also like to welcome the new shareholders to our Fund this past six months and thank them for investing with us.

I would like to refer you to the management discussion and analysis that follows for specific details about the Dobson Covered Call Fund performance, our expectations for the future and other topics in the news regarding the Mutual Fund Industry.

We welcome your comments and again thank you for investing with us.




Sincerely,


/s/Charles L. Dobson


Charles L. Dobson
Portfolio Manager

The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-877-2-DOBSON OR 1-877-236-2766. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.,
431 North Pennsylvania Street
Indianapolis, IN 46204

Member NASD, SIPC.

Managements Discussion of Fund Performance

For the 6 month period ended January 31, 2004 our Fund had a total return of 8.03% while the S&P 500 Index had a total return of 15.21%. From inception of the Fund (March 22, 1999) through January 31, 2004 our Fund's annualized return was 1.36%, while the S&P 500 Index annualized return was -.84%. Our Fund's monthly standard deviation based on monthly returns from April 1, 2003 was 3.63 and the S&P 500 standard deviation for the same period was 4.97. Standard deviation is a statistical term that measures the divergence of returns around the average return. The lower this number the less volatile returns were over the defined time period.

                                [Graph Omitted]
                          Volatility (Risk) Comparison

                     Dobson Covered Call Fund S&P 500 Index
                                    3.63 4.97



I don't think I need to tell you that these past 12 months haven't been the most favorable for a covered call strategy. During that period the S&P 500 Index appreciated 34.53% while our Fund appreciated 19.16%. To put these numbers in context, should the index appreciate more than 20% over a twelve-month period we expect our covered call strategy to capture between 50% and 66% of that appreciation. We're pretty close to the middle of those expectations so we can say we did what we expected to do.

Looking over the longer term one can see the value of our covered call strategy. Our Fund has appreciated 1.36% on an annualized basis (net of fees) from inception while the S&P 500 Index has declined -.84% on an annualized basis (gross of fees). These inception numbers are approximately 2 months short of five years.

I'm sure many people question the value of our covered call program this past 12 months just as I'm sure many people wished they were in our covered call program for calendar years 2000, 2001 and 2002. Unfortunately we don't have the ability to accurately and consistently predict what years the market will be up or down and by how much. That is why we hedge our stock positions with individual stock options. By reducing the volatility of our portfolio, that means lagging the Index in up markets and losing less in down markets, we expect to do better than the Index over time. And that is what we have done over approximately the past 5 years. We should also point out that the portfolio is weighted by S&P 500 Industry weights.

One other point to make about the markets these last several months is the rapid appreciation of many of the smaller capitalization stocks in the S&P 500 Index. As you can see from the attached portfolio almost all of our stocks are the larger capitalization issues. It is reasonable to assume that our portfolio lags the Index more than it would if it had some smaller and mid capitalization names. It is also reasonable to assume that if the smaller capitalization stocks decline in the near future our portfolio may do better than expected. We bring this to your attention as there has been a lot of speculation in the press of late touting large capitalization issues and we wanted to explain what might happen should this occur.


To get a better understanding of our expectations we refer you to our website, www.dobsoncapital.com. For those of you without access to the internet please call us toll free at 877-546-3066 and we will send you the written explanations.

Overall we are pleased with results from inception and believe we have a reasonable probability of meeting expectations in the future. As always, past performance does not guarantee future results.


Management's Discussion of Mutual Fund Issues


There have been many issues in the press recently regarding Mutual Fund Disclosure. We would like to address some of them here.

1. Portfolio Ownership. As of January 31, 2004, I am not only the Portfolio Manager of our Fund but I am the beneficial owner of approximately 19% of the outstanding shares.

2. Soft Dollars. Although soft dollar arrangements are permitted, it is our belief that commission dollars should be used to keep commission costs low. Therefore we have not nor do we intend to use commission dollars to pay for research or other services.

3. Broker/Dealers. Currently we deal with two broker dealers for the purchase and sale of stocks and options. Both have agreed to the same commission costs. As of this date none of the Broker/Dealers we use has or has ever had any clients with us.

4. Disaster Recovery. Recently we physically moved our computers to another location to simulate a building disaster. All of our systems were able to function immediately. The only difficulty we experienced was with telephone lines. E-mail obviously worked fine. We also e-mail a copy of the portfolio to our primary backup Portfolio Manager's home any day changes are made to the portfolio. Our service provider, Unified Fund Services, Inc. in Indianapolis, Indiana, and our custodian bank UMB bank in Kansas City also have copies of our positions. We believe this will allow us to recover from any major disaster.

5. Proxy voting policies. Please contact us if you would like a copy of our proxy voting policies or to see our proxy voting record.

6. 12b-1 fees. The Fund does not make use of 12b-1 fees.

I hope the above analysis has been useful and informative. Please do not hesitate to call me toll free at 877-546-3066 if you have any questions and please visit our website at www.dobsoncapital.com.

Investment Results
------------------
                                          Average Annual Total Returns
                                        (for periods ended January 31, 2004)

                                                                 Since Inception
                        One Month Six Months One Year Three Year(March 22, 1999)
                        --------- ---------- -------- ---------- ---------------

Dobson Covered Call Fund*   0.82%    8.03%      19.16%   -1.87%       1.36%

S&P 500 Index**             1.84%   15.21%      34.53%   -4.60%      -0.84%

--------------------------------------------------------------------------------

The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.

Comparison of the Growth of a $10,000 Investment in the Dobson Covered Call Fund and the S&P 500 Index

                                [Graph Omitted]
                   Dobson
                Covered Call     S&P 500
                    Fund          Index
              ------------------------------

      3/22/99      10,000.00     10,000.00
      7/31/99      10,780.00     10,572.59
      7/31/00      11,167.02     11,520.55
      7/31/01      10,983.65      9,870.22
      7/31/02       9,246.19      7,531.63
      7/31/03       9,884.77      8,332.78
      1/31/04      10,678.44      9,599.94

The chart above assumes an initial investment of $10,000 made on March 22, 1999 (commencement of Fund operations) and held through January 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.


Dobson Covered Call Fund
Schedule of Investments
January 31, 2004 (Unaudited)


Common Stocks - 98.31%                                                Shares                       Value
                                                                   --------------               ------------

Air Courier Services - 1.20%
FedEx Corp.                                                                1,000                 $   67,280
                                                                                                ------------

Aircraft - 2.21%
Boeing Co.                                                                 3,000                    125,250
                                                                                                ------------

Aircraft Engines & Engine Parts - 1.01%
United Technologies Corp.                                                    600                     57,324
                                                                                                ------------

Beverages - 3.32%
Coca-Cola Co.                                                              1,900                     93,556
PepsiCo, Inc.                                                              2,000                     94,520
                                                                                                ------------
                                                                                                    188,076
                                                                                                ------------

Biological Products (No Diagnostic Substances) - 2.29%
Amgen, Inc.  (a)                                                           2,000                    128,980
                                                                                                ------------

Cable & Other Pay Television Services - 1.40%
Comcast Corp. Class A (a)                                                  2,323                     79,261
                                                                                                ------------

Canned, Frozen & Preserved Fruit, Vegetable & food Specialty - 0.63%
H.J. Heinz Co.                                                             1,000                     35,380
                                                                                                ------------

Chemical & Allied Products - 1.48%
Dow Chemical Co.                                                           2,000                     83,900
                                                                                                ------------

Computer Communication Equipment - 1.81%
Cisco Systems, Inc. (a)                                                    4,000                    102,560
                                                                                                ------------

Computers & Office Equipment - 3.51%
International Business Machines Corp.                                      2,000                    198,460
                                                                                                ------------

Construction Machinery & Equipment - 1.38%
Caterpillar, Inc.                                                          1,000                     78,130
                                                                                                ------------

Cutlery, Handtools & General Hardware - 0.64%
The Gillette Co.                                                           1,000                     36,250
                                                                                                ------------

Diversified - 0.65%
Honeywell International, Inc.                                              1,000                     36,120
                                                                                                ------------

Electric Services - 1.82%
Duke Energy, Inc.                                                          2,000                     43,460
The Southern Co.                                                           2,000                     59,600
                                                                                                ------------
                                                                                                    103,060
                                                                                                ------------

Electromedical & Electrotherapeutic Apparatus - 1.74%
Medtronic, Inc.                                                            2,000                     98,440
                                                                                                ------------

Electronic & Other Electrical Equipment - 1.78%
General Electric Co.                                                       3,000                    100,890
                                                                                                ------------

See accompanying notes which are an integral part of the financial statements.


Dobson Covered Call Fund
Schedule of Investments - continued
January 31, 2004 (Unaudited)

                                                                      Shares                       Value
                                                                   --------------               ------------

Electronic Computers - 1.77%
Dell, Inc. (a)                                                             3,000                  $ 100,410
                                                                                                ------------

Finance Services - 5.27%
American Express Co.                                                       2,000                    103,680
First Data Corp.                                                           2,000                     78,320
Morgan Stanley                                                             2,000                    116,420
                                                                                                ------------
                                                                                                    298,420
                                                                                                ------------

Fire, Marine & Casualty Insurance - 2.45%
American International Group, Inc.                                         2,000                    138,900
                                                                                                ------------

Motor Vehicles & Passenger Car Bodies - 2.01%
Ford Motor Co.                                                             1,000                     14,540
General Motors Corp.                                                       2,000                     99,360
                                                                                                ------------
                                                                                                    113,900
                                                                                                ------------

National Commercial Banks - 12.75%
Bank of America Corp.                                                      2,000                    162,920
Bank One Corp.                                                             3,000                    151,830
Citigroup, Inc.                                                            4,333                    214,397
J.P. Morgan Chase & Co.                                                    2,000                     77,780
Wells Fargo & Co.                                                          2,000                    114,820
                                                                                                ------------
                                                                                                    721,747
                                                                                                ------------

Oil & Gas Field Services - 2.16%
Schlumberger Ltd.                                                          2,000                    122,360
                                                                                                ------------

Paper Mills - 1.49%
International Paper Co.                                                    2,000                     84,540
                                                                                                ------------

Petroleum Refining - 4.49%
Chevron Texaco Corp.                                                       2,000                    172,700
Exxon Mobil Corp.                                                          2,000                     81,580
                                                                                                ------------
                                                                                                    254,280
                                                                                                ------------

Pharmaceutical Preparations - 10.50%
Bristol-Myers Squibb Inc.                                                  3,000                     84,150
Johnson & Johnson                                                          2,000                    106,840
Merck & Co., Inc.                                                          3,000                    142,800
Pfizer, Inc.                                                               4,400                    161,172
Schering-Plough Corp.                                                      1,000                     17,540
Wyeth                                                                      2,000                     81,900
                                                                                                ------------
                                                                                                    594,402
                                                                                                ------------

Photographic Equipment & Supplies - 0.50%
Eastman Kodak, Inc.                                                        1,000                     28,410
                                                                                                ------------

Radio & Tv Broadcasting & Communications Equipment - 1.03%
QUALCOMM, Inc.                                                             1,000                     58,420
                                                                                                ------------




See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Schedule of Investments - continued
January 31, 2004 (Unaudited)
                                                                      Shares                       Value
                                                                   --------------               ------------

Radiotelephone Communications - 1.20%
AT&T Wireless Services, Inc. (a)                                             321                    $ 3,547
Dominion Resouces, Inc.                                                    1,000                     64,160
                                                                                                ------------
                                                                                                     67,707
                                                                                                ------------

Retail - Drug Stores & Proprietary Stores - 1.83%
Walgreen Co.                                                               3,000                    103,650
                                                                                                ------------

Retail - Eating Places - 1.36%
McDonald's Corp.                                                           3,000                     77,220
                                                                                                ------------

Retail - Lumber & Other Building Materials Dealers - 1.88%
Home Depot, Inc.                                                           3,000                    106,410
                                                                                                ------------

Retail - Variety Stores - 4.87%
Target Corp.                                                               3,000                    113,880
Wal-Mart Stores, Inc.                                                      3,000                    161,550
                                                                                                ------------
                                                                                                    275,430
                                                                                                ------------

Retail-Drug Stores and Proprietary Stores - 0.16%
Medco Health Solutions, Inc.  (a)                                            241                      8,881
                                                                                                ------------

Security Brokers, Dealers & Flotation Companies - 2.30%
The Charles Schwab Corp.                                                   1,000                     12,590
Merrill Lynch & Co., Inc.                                                  2,000                    117,580
                                                                                                ------------
                                                                                                    130,170
                                                                                                ------------

Semiconductors & Related Devices - 3.84%
Agere Systems, Inc. - Class B (a)                                            264                        963
Intel Corp.                                                                4,000                    122,400
Texas Instruments, Inc.                                                    3,000                     94,050
                                                                                                ------------
                                                                                                    217,413
                                                                                                ------------

Services - Miscellaneous Amusement & Recreation - 1.27%
Walt Disney Co.                                                            3,000                     72,000
                                                                                                ------------

Services - Prepackaged Software - 2.44%
Microsoft Corp.                                                            4,000                    110,600
Oracle Corp.  (a)                                                          2,000                     27,620
                                                                                                ------------
                                                                                                    138,220
                                                                                                ------------

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.79%
Procter & Gamble, Inc.                                                     1,000                    101,080
                                                                                                ------------

Telephone & Telegraph Apparatus - 0.08%
Lucent Technologies, Inc. (a)                                              1,000                      4,480
                                                                                                ------------

Telephone Communications - 4.00%
AT&T Corp.                                                                 3,200                     62,272
BellSouth Corp.                                                            3,000                     87,690
SBC Communications, Inc.                                                   3,000                     76,500
                                                                                                ------------
                                                                                                    226,462
                                                                                                ------------

TOTAL COMMON STOCKS (Cost $5,359,849)                                                             5,564,273
                                                                                                ------------
See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Schedule of Investments - continued
January 31, 2004 (Unaudited)

                                                                       Principal
                                                                         Amount                    Value
                                                                   --------------               ------------
Money Market Securities - 6.55%
Federated Prime Obligations, 0.68% (b)                               $   370,821                  $ 370,821
                                                                                                ------------

TOTAL MONEY MARKET SECURITIES (Cost $370,821)                                                       370,821
                                                                                                ------------

TOTAL INVESTMENTS (Cost $5,730,670) - 104.86%                                                   $ 5,935,094
                                                                                                ------------

Liabilities in excess other assets - (4.86%)                                                       (275,070)
                                                                                                ------------

TOTAL NET ASSETS - 100.00%                                                                      $ 5,660,024
                                                                                                ============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at January
31, 2004.

See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Schedule of Investments - continued
January 31, 2004 (Unaudited)

Options Written January 31, 2004
                                                                          Shares
                                                                         Subject
Common Stocks / Expiration Date @ Exercise Price                         to Call                     Value
---------------------------------------------------------          --------------               ------------

American Express / April 2004 @ 47.5                                       1,000                    $ 4,800
American Express / March 2004 @ 50                                         1,000                      2,550
American International Group, Inc. / February 2004 @ 60                    1,000                      9,200
American International Group, Inc. / February 2004 @ 65                    1,000                      4,800
American Telephone & Telegraph Co. / April 2004 @ 20                       2,000                      1,500
American Telephone & Telegraph Co. / July 2004 @ 22.5                      1,200                        600
Amgen, Inc. / August 2004 @ 60                                             1,000                      6,100
Amgen, Inc. / October 2004 @ 65                                            1,000                      1,250
Bank of America Corp. / February 2004 @ 75                                 1,000                      6,700
Bank of America Corp. / May 2004 @ 80                                      1,000                      3,600
Bank One Corp. / February 2004 @ 45                                        1,500                      8,400
Bank One Corp. / May 2004 @ 45                                             1,500                      8,700
BellSouth Corp. / July 2004 @ 27.5                                         1,000                      2,750
BellSouth Corp. / March 2004 @ 30                                          2,000                      1,700
Boeing Co. / February 2004 @ 37.5                                          2,000                      8,400
Boeing Co. / May 2004 @ 40                                                 1,000                      3,100
Bristol-Myers Squibb Co. / February 2004 @ 27.5                            2,000                      1,700
Bristol-Myers Squibb Co. / March 2004 @ 30                                 1,000                        350
Caterpillar, Inc. / May 2004 @ 80                                          1,000                      3,200
ChevronTexaco Corp. / February 2004 @ 85                                   1,000                      2,000
ChevronTexaco Corp. / March 2004 @ 85                                      1,000                      2,400
Cisco Systems, Inc. / April 2004 @ 22.5                                    2,000                      8,000
Cisco Systems, Inc. / July 2004 @ 30                                       2,000                      2,000
Citigroup, Inc. / June 2004 @ 50                                           2,300                      4,715
Citigroup, Inc. / March 2004 @ 47.5                                        2,000                      5,500
Coca-Cola Co. / February 2004 @ 47.5                                         900                      1,800
Coca-Cola Co. / May 2004 @ 47.5                                            1,000                      2,700
Comcast Corp. Class A / April 2004 @ 35                                    1,300                      1,755
Comcast Corp. Class A / July 2004 @ 37.50                                  1,000                      1,200
Dell, Inc. / February 2004 @ 35                                            2,000                        700
Dell, Inc. / May 2004 @ 35                                                 2,000                      2,500
Disney Co. / April 2004 @ 22.5                                             1,000                      2,100
Disney Co. / July 2004 @ 25                                                2,000                      2,300
Dow Chemical / March  2004 @ 40                                            1,000                      2,450
Dow Chemical / March 2004 @ 35                                             1,000                      6,900
Eastman Kodak / July 2004 @ 30                                             1,000                      1,550
Exxon Mobil / April 2004 @ 40                                              1,000                      1,600
Exxon Mobil / July 2004 @ 40                                               1,000                      2,200
FedEx Corp. / February 2004 @ 70                                           1,000                        250
First Data / February 2004 @ 37.5                                          1,000                      2,250
First Data / May 2004 @ 40                                                 1,000                      1,850
General Electric Co. / March 2004 @ 30                                     1,000                      4,000
General Electric Co. / March 2004 @ 32.5                                   2,000                      3,600

See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Schedule of Investments - continued
January 31, 2004 (Unaudited)
                                                                          Shares
                                                                         Subject
Common Stocks / Expiration Date @ Exercise Price                         to Call                   Value
---------------------------------------------------------          --------------               ------------

General Motors Corp. / June 2004 @ 55                                      1,000                 $    1,050
General Motors Corp. / March 2004 @ 42.5                                   1,000                      7,000
Gillette / March 2004 @ 35                                                 1,000                      2,100
H.J. Heinz Co. / March 2004 @ 35                                           1,000                        850
Home Depot Inc. / February 2004 @ 35                                       2,000                      2,300
Home Depot Inc. / May 2004 @ 37.5                                          1,000                        950
Honeywell International, Inc. / March 2004 @ 32.5                          1,000                      3,500
Intel Corp. / April 2004 @ 35                                              2,000                        900
Intel Corp. / February 2004 @ 32.5                                         2,000                        500
International Business Machines / April 2004 @ 90                          1,000                     10,200
International Business Machines / February 2004 @ 95                       1,000                      4,500
International Paper / April 2004 @ 42.5                                    1,000                      1,600
International Paper / July 2004 @ 45                                       1,000                        950
J.P. Morgan Chase & Co. / June 2004 @ 37.5                                 1,000                      2,850
J.P. Morgan Chase & Co. / March 2004 @ 35                                  1,000                      4,100
Johnson & Johnson / April 2004 @ 55                                        1,000                        950
Johnson & Johnson / July 2004 @ 55                                         1,000                      1,650
McDonald's Corp. / June 2004 @ 30                                          1,500                        450
McDonald's Corp. / March 2004 @ 25                                         1,500                      1,950
Medtronic, Inc. / February 2004 @ 55                                       1,000                         50
Medtronic, Inc. / May 2004 @ 50                                            1,000                      1,850
Merrill Lynch & Co., Inc. / April 2003 @ 60                                1,000                      1,950
Merrill Lynch & Co., Inc. / February 2004 @ 45                             2,000                      5,800
Merrill Lynch & Co., Inc. / July 2004 @ 50                                 1,000                      1,400
Merrill Lynch & Co., Inc. / July 2004 @ 60                                 1,000                      2,950
Microsoft Corp. / April 2004 @ 27.5                                        2,000                      2,500
Microsoft Corp. / July 2004 @ 30                                           2,000                      1,600
Morgan Stanley / April 2004 @ 55                                           1,000                      4,600
Morgan Stanley / July 2004 @ 60                                            1,000                      3,000
PepsiCo, Inc. / April 2004 @ 50                                            1,000                        350
PepsiCo, Inc. / July 2004 @ 47.5                                           1,000                      1,800
Pfizer, Inc. / February 2004 @ 35                                          2,400                      4,200
Pfizer, Inc. / March 2004 @ 32.5                                           2,000                      8,000
Procter & Gamble Co. / April 2004 @ 100                                    1,000                      3,100
QUALCOMM, Inc. / April 2004 @ 50                                           1,000                      9,100
SBC Communications / April 2004 @ 25                                       2,000                      2,700
Schlumberger Ltd. / August 2004 @ 55                                       1,000                      7,700
Schlumberger Ltd. / May 2004 @ 50                                          1,000                     11,400
Target Corp. / April 2004 @ 40                                             1,500                      1,800
Target Corp. / March 2004 @ 40                                             1,500                      1,275
Texas Instruments / April 2004 @ 27.5                                      1,500                      6,900
Texas Instruments / July 2004 @ 35                                         1,500                      2,475
United Technologies / February 2004 @ 85                                     600                      6,120
Walgreen Co. / April 2004 @ 35                                             1,500                      1,650
Walgreen Co. / July 2004 @ 35                                              1,500                      2,550
Wal-Mart Stores, Inc. / February 2004 @ 55                                 2,000                      1,100
Wal-Mart Stores, Inc. / March 2004 @ 60                                    1,000                        200
Wells Fargo & Co. / April 2004 @ 60                                        1,000                        600
Wells Fargo & Co. / February 2004 @ 55                                     1,000                      2,500
Wyeth / April 2004 @ 45                                                    1,000                        450
Wyeth / July 2004 @ 45                                                     1,000                      1,200
                                                                                                ------------

Total (premiums received $215,610)                                       121,700                  $ 296,940
                                                                                                ============
See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Statement of Assets and Liabilities
January 31, 2004 (Unaudited)



Assets
Investments in securities, at value (cost $5,730,670)                                                  $ 5,935,094
Interest receivable                                                                                            262
Dividends receivable                                                                                         8,922
Receivable for options written                                                                              11,648
Receivable from advisor                                                                                     11,438
                                                                                                    ---------------
     Total assets                                                                                        5,967,364
                                                                                                    ---------------

Liabilities
Covered call options written (premiums received $215,610)                                                  296,940
Other payables and accrued expenses                                                                         10,123
Trustee fees accrued                                                                                           277
                                                                                                    ---------------
     Total liabilities                                                                                     307,340
                                                                                                    ---------------

Net Assets                                                                                             $ 5,660,024
                                                                                                    ===============

Net Assets consist of:
Paid in capital                                                                                          5,750,244
Undistributed accumulated net investment income (loss)                                                      (3,319)
Net realized appreciateion (depreciation) on investments                                                  (209,994)
Net unrealized appreciation (depreciation)
     on investments                                                                                        204,424
     on options                                                                                            (81,331)
                                                                                                    ---------------

Net Assets                                                                                             $ 5,660,024
                                                                                                    ===============

Shares outstanding (unlimited number of shares with no par value)                                          764,571
                                                                                                    ---------------

Net Asset Value
Offering price and redemption price per share                                                               $ 7.40
                                                                                                    ===============



See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Statement of Operations
Six months ended January 31, 2004 (Unaudited)



Investment Income
Dividend income                                                                                           $ 48,094
Interest income                                                                                              1,591
                                                                                                    ---------------
  Total Income                                                                                              49,685
                                                                                                    ---------------

Expenses
Investment advisor fee                                                                                      21,156
Administration expenses                                                                                     15,600
Custodian expenses                                                                                           8,100
Transfer agent expenses                                                                                      6,106
Fund accounting expenses                                                                                     6,089
Auditing expenses                                                                                            5,660
Pricing expenses                                                                                             4,127
Legal expenses                                                                                               3,543
Trustee expenses                                                                                             1,825
Registration expenses                                                                                        1,353
Miscellaneous expenses                                                                                       1,066
Insurance expenses                                                                                             979
Printing expenses                                                                                              503
                                                                                                    ---------------
  Total Expenses                                                                                            76,107
Reimbursed expenses (a)                                                                                    (36,409)
                                                                                                    ---------------
Net operating expenses                                                                                      39,698
                                                                                                    ---------------
Net Investment Income (Loss)                                                                                 9,987
                                                                                                    ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                           (6,445)
Net realized gain (loss) on options transactions                                                          (166,545)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                568,564
                                                                                                    ---------------
Net realized and unrealized gain (loss) on investment securities                                           395,574
                                                                                                    ---------------
Net increase (decrease) in net assets resulting from operations                                          $ 405,561
                                                                                                    ===============

(a) See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.


Dobson Covered Call Fund
Statements of Changes In Net Assets

                                                                                   Six months ended
                                                                                   January 31, 2004         Year ended
                                                                                     (Unaudited)           July 31, 2003
                                                                                -----------------------  ------------------
Operations
  Net investment income (loss)                                                                 $ 9,987            $ 10,446
  Net realized gain (loss) on investment securities                                             (6,445)              1,516
  Net realized gain (loss) on options transactions                                            (166,545)              3,023
  Change in net unrealized appreciation (depreciation)                                         568,564             218,573
                                                                                -----------------------  ------------------
  Net increase (decrease) in net assets resulting from operations                              405,561             233,558
                                                                                -----------------------  ------------------

Distributions
  From net investment income                                                                         -              (3,978)
  From net realized gain                                                                             -             (93,218)
                                                                                -----------------------  ------------------
  Total distributions                                                                                -             (97,196)
                                                                                -----------------------  ------------------

Capital Share Transactions
  Proceeds from shares sold                                                                    677,650           3,371,983
  Reinvestment of distributions                                                                      -              97,196
  Amount paid for shares repurchased                                                          (220,967)           (200,229)
                                                                                -----------------------  ------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                   456,683           3,268,950
                                                                                -----------------------  ------------------

                                                                                -----------------------  ------------------
Total Increase (Decrease) in Net Assets                                                        862,244           3,405,312
                                                                                -----------------------  ------------------

Net Assets
  Beginning of period                                                                        4,797,780           1,392,468
                                                                                -----------------------  ------------------

  End of period                                                                            $ 5,660,024         $ 4,797,780
                                                                                =======================  ==================

Accumulated net investment income (loss)                                                      $ (3,319)                $ -
                                                                                -----------------------  ------------------

Capital Share Transactions
  Shares sold                                                                                   95,575             512,521
  Shares issued in reinvestment of distributions                                                     -              15,046
  Shares repurchased                                                                           (30,922)            (29,941)
                                                                                -----------------------  ------------------

  Net increase (decrease) from capital transactions                                             64,653             497,626
                                                                                ===========================================


See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Financial Highlights
                                                 Six months ended
                                                  Jan. 31, 2004  Year ended   Year ended   Year ended   Year ended    Period ended
                                                   (Unaudited)  July 31, 2003July 31, 2002July 31, 2001July 31, 2000 July 31,1999(a)
                                                  --------------------------  ----------- -----------  ------------  ------------

Selected Per Share Data
Net asset value, beginning of period                   $ 6.85        $ 6.88       $ 9.34     $ 10.67       $ 10.78       $ 10.00
                                                  ------------  ------------  ----------- -----------  ------------  ------------
Income from investment operations
  Net investment income (loss)                              -          0.03         0.02        0.04          0.03          0.01
  Net realized and unrealized gain (loss)               (0.55)         0.42        (1.36)      (0.22)         0.35          0.77
                                                  ------------  ------------  ----------- -----------  ------------  ------------
Total from investment operations                        (0.55)         0.45        (1.34)      (0.18)         0.38          0.78
                                                  ------------  ------------  ----------- -----------  ------------  ------------
Less Distributions to shareholders:
  From net investment income                                -         (0.02)       (0.03)      (0.18)        (0.01)            -
  From net realized gain                                    -         (0.46)       (1.09)      (0.97)        (0.48)            -
                                                  ------------  ------------  ----------- -----------  ------------  ------------
Total distributions                                         -         (0.48)       (1.12)      (1.15)        (0.49)            -
                                                  ------------  ------------  ----------- -----------  ------------  ------------

Net asset value, end of period                         $ 6.30        $ 6.85       $ 6.88      $ 9.34       $ 10.67       $ 10.78
                                                  ============  ============  =========== ===========  ============  ============

Total Return                                            8.03% (b)     6.91%      -15.82%      -1.64%         3.59%         7.80% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                       $ 5,660       $ 4,798      $ 1,392     $ 1,652       $ 1,540       $ 1,375
Ratio of expenses to average net assets                 1.50% (c)     1.50%        1.50%       1.50%         1.50%         1.50% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                        2.87% (c)     4.83%        5.51%       5.19%         5.47%         9.77% (c)
Ratio of net investment income to
   average net assets                                   0.38% (c)     0.48%        0.26%       0.44%         0.31%         0.32% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement     (0.99)(c)    (2.85)%      (3.75)%     (3.25)%       (3.66)%       (7.95) (c)
Portfolio turnover rate                                 0.20%         0.47%        6.51%       6.62%        31.75%        47.01%

(a) For the period March 24, 1999 (Commencement of Operations) to July 31, 1999.
(b) Not annualized
(c) Annualized.


See accompanying notes which are an integral part of the financial statements.

                            Dobson Covered Call Fund
                        Notes to the Financial Statements
                                January 31, 2004
                                   (Unaudited)

NOTE 1.  ORGANIZATION

Dobson Covered Call Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on March 22, 1999 and commenced operations on
March 24, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995
(the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment objective is total return over the long term.
The investment advisor to the Fund is Dobson Capital Management, Inc. (the
"Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.


                            Dobson Covered Call Fund
                        Notes to the Financial Statements
                          January 31, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        The Fund retains Dobson Capital Management, Inc. Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund, less the amount by which total operating expenses, including management fees, exceed 1.50% of the average value of its daily net assets. The
Advisor has contractually agreed to reimburse the Fund for the operating expenses it incurs, but only to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.50% of its average daily net assets. For the six months ended January 31, 2004, the Advisor received fees of $21,156 from the Fund. For the six months ended January 31, 2004, the Advisor was obligated to waive and/or reimburse expenses of $36,409. At January 31, 2004 there was a net receivable from the Advisor in the amount of $11,438.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.07% of the Fund's assets from $50 million to $100 million, 0.05% of the Fund's assets $100 million to $150, and 0.03% of the Fund's assets over 150 million (subject to a minimum fee of $2,500 per month).
For the six months ended January 31, 2004, the administrator received fees of $15,600 from the Fund for administrative services provided to the Fund. Certain
Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.


                            Dobson Covered Call Fund
                        Notes to the Financial Statements
                          January 31, 2004 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

      The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $938). For the six months ended January 31, 2004, Unified received fees of $5,144 from the Fund for transfer agent services provided to the Fund and $962 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the six months ended January 31, 2004, Unified received fees of $6,089 from the Fund for fund accounting services provided to the Fund.

     The Fund retains Unified Financial Securities, Inc. (the "Distributor) to act as the principal distributor of its shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Advisor and Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund.
Effective December 10, 1999 the 12b-1 plan was inactivated. Timothy L. Ashburn
(a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the six months ended January 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
     U.S. Government Obligations
Sales    $ - Other 622,695
     U.S. Government Obligations
         $ - Other 10,259

As of January 31, 2004, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation             $ 669,633
Gross (Depreciation)            (546,540)

                          ---------------
Net Appreciation
on Investments                 $ 123,093
                          ===============
At January 31, 2004, the aggregate cost of securities for federal income tax purposes was $5,730,670.




                            Dobson Covered Call Fund
                        Notes to the Financial Statements
                          January 31, 2004 - continued
                                   (Unaudited)

NOTE 5.  ESTIMATES

   Preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2004,
Pershing LLC held 69.53% of the Fund in an omnibus account for the benefit of others.

NOTE 7. CALL OPTIONS WRITTEN

     As of January 31, 2004, portfolio securities valued at $5,344,664 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the period ended January 31, 2004 were as follows:

                                                                            Number of                Premiums
                                                                            Contracts                Received

Options outstanding at July 31, 2003                                              1,132                 187,668

Options written                                                                   1,724                 308,964

Options terminated in closing purchase transactions                              (1,041)               (178,644)

Options expired                                                                    (553)                (90,973)

Options exercised                                                                   (55)                (13,174)
                                                                           -------------            ------------

Options outstanding at January 31, 2004                                           1,207                $213,840

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

On December 11, 2002, an income distribution of $0.0195 per share and capital gain distribution of $0.4569 were declared. The dividends were paid on December 12, 2002 to shareholders of record on December 11, 2002.

The tax character of distributions paid during the fiscal years ended July 31, 2003 and 2002 were as follows:


Distributions paid from:             2003            2002
                                 -------------    ------------
       Ordinary Income                $ 3,978         $ 5,586
       Short-Term Capital Gain         93,218         176,278
       Long-Term Capital Gain               -           2,546
                                 -------------    ------------
                                     $ 97,196        $184,410
                                 =============    ============

                            Dobson Covered Call Fund
                        Notes to the Financial Statements
                            July 31, 2003 - continued
                                   (Unaudited)

NOTE 8. DISTRIBUTION TO SHAREHOLDERS - continued

The Fund paid no distributions during the six-months ended January 31, 2004.

As of July 31, 2003, the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:


Undistributed ordinary income/(accumulated losses)                      $ -
Undistributed long-term capital gain/(accumulated losses)               453
Unrealized appreciation/(depreciation)                             (482,928)
                                                             ---------------
                                                                 $ (482,475)
                                                             ===============

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of wash sales and post-October losses.

As of January 31, 2004, the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed accumulated net investment income (loss)             $ (3,319)
Net realized appreciation (depreciation) on investments            (209,994)
Net unrealized appreciation (depreciation)                          123,093
                                                             ---------------
                                                                  $ (90,220)
                                                             ===============



NOTE 9. CHANGE OF AUDITORS

On March 14, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was approved by both the Audit Committee and the Board of Trustees.

McCurdy's report on the Fund's financial statements as of July 31, 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement's date and through the date of the engagement of Cohen, there were no disagreements between the Fund and McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of McCurdy, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at 1-877-546-3066.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
Dobson Capital Management, Inc.
1422 S. Van Ness Street
Santa Ana, California 92707
877-2-DOBSON (877-236-2766)
www.dobsoncapital.com

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen  McCurdy, LTD.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
UMB Bank, N.A.,
928 Grand Blvd., 10th floor,
Kansas City, Missouri 64106

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204










This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

2. Code of Ethics. Not Applicable
Item 3. Audit Committee Financial Expert. Not Applicable
Item 4. Principal Accountant Fees and Services. Not Applicable
Item 5. Audit Committee of Listed Companies. Not applicable.
Item 6. Reserved.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.
Item 8. Purchases of Equity Securities by Closed-End Funds. Not applicable.
Item 9. Submission of Matters to a Vote of Security Holders. Not Applicable
Item 10.Controls and Procedures.
(a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 9, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.
(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 11. Exhibits.
(a)(1) Not Applicable
(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3) Not Applicable
(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Ameriprime Funds_
By
*
         Timothy Ashburn, President

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*____/s/_Timothy Ashburn, President____________________________________________
        Timothy Ashburn, President

Date   April 12, 2004

By /s/ Thomas Napurano, Treasurer and Chief Financial Officer
*
         Thomas Napurano, Treasurer and Chief Financial Officer

Date  April 12, 2004